Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future Minimum Rental Payments Required Under Noncancelable Operating Leases with Initial Terms in Excess of One Year

As of December 31, 2014, the future minimum rental payments required under noncancelable operating leases with initial terms in excess of one year are as follows:

December 31, 2015	$220,404
December 31, 2016	213,204
December 31, 2017	49,092
December 31, 2018	36,000
December 31, 2019	36,000
Thereafter	126,000